Acquisitions (Details) - Summary of the Assets Acquired and Liabilities Assumed - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Accounts receivable		$ 630
Other current assets		117
Property and equipment		2,984
Identifiable intangible assets		972
Goodwill	$ 6,182	6,182	$ 0
Total assets acquired		10,885
Liabilities assumed		(2,254)
Deferred tax liability		(145)
Net assets acquired		8,486
CorrectMed [Member]
Business Acquisition [Line Items]
Accounts receivable		221
Other current assets		48
Property and equipment		1,325
Identifiable intangible assets		110
Goodwill		1,871
Total assets acquired		3,575
Liabilities assumed		(926)
Deferred tax liability		0
Net assets acquired		2,649
Bay Walk-In Clinic Inc [Member]
Business Acquisition [Line Items]
Accounts receivable		153
Other current assets		0
Property and equipment		63
Identifiable intangible assets		97
Goodwill		1,788
Total assets acquired		2,101
Liabilities assumed		(77)
Deferred tax liability		0
Net assets acquired		2,024
Mid-South Urgent Care Inc [Member]
Business Acquisition [Line Items]
Accounts receivable		147
Other current assets		32
Property and equipment		1,205
Identifiable intangible assets		105
Goodwill		1,437
Total assets acquired		2,926
Liabilities assumed		(1,227)
Deferred tax liability		(145)
Net assets acquired		1,554
Med Help [Member]
Business Acquisition [Line Items]
Accounts receivable		28
Other current assets		37
Property and equipment		180
Identifiable intangible assets		600
Goodwill		44
Total assets acquired		889
Liabilities assumed		(9)
Deferred tax liability		0
Net assets acquired		880
Stat Medical Care [Member]
Business Acquisition [Line Items]
Accounts receivable		81
Other current assets		0
Property and equipment		211
Identifiable intangible assets		60
Goodwill		1,042
Total assets acquired		1,394
Liabilities assumed		(15)
Deferred tax liability		0
Net assets acquired		$ 1,379